EXPENSE CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATION EXPENSES

The following table details the amount of total compensation costs included in production and operating expenses and general and administrative expenses on the statements of operations:

	Year Ended December 31,
	2024	2023

Production and operating expenses	$16	$9
General and administrative expenses	$1,838	1,511
Total employee compensation costs	$1,854	$1,520